Land Use Rights (Tables)	12 Months Ended
Sep. 30, 2022
Land Use Rights [Abstract]
Schedule of land use rights
	2022	2021
Land use rights, cost	$1,537,236	$1,719,978
Less: accumulated amortization	(467,345)	(485,342)
Land use rights, net	$1,069,891	$1,234,636